Stock Based Compensation	12 Months Ended
Sep. 30, 2014
Stock Based Compensation [Abstract]
Stock-Based Compensation

Note 15—Stock Based Compensation

At a special meeting of the stockholders of the Company held on November 9, 2007, the stockholders approved the CMS Bancorp, Inc. 2007 Stock Option Plan and the CMS Bancorp, Inc. 2007 Recognition and Retention Plan (collectively the “Plans”). The Plans authorize the award of up to 205,516 stock options and 82,206 shares of restricted stock. The stock options and restricted stock awarded vest over a five year service period based on the anniversary of the grant date.

Under the Plans, the Company has granted shares of restricted stock and options to purchase the Company’s common stock as shown in the following table. The fair value of each stock option grant was established at the date of grant using the Black-Scholes option pricing model and the assumptions shown in the following table:

	September		September
	2014		2013
Shares of restricted stock		—	4,519
Grant date fair value per share		$—	$8.04
Number of stock options		—	16,000
Exercise price	$	NA	$8.04
Fair value per option	$	NA	$4.85
Risk free interest rate		NA	1.62%
Volatility factor		NA	61.2%
Expected life		NA	7 years
Dividends		NA	none

The Company expenses, in accordance with FASB guidance, the fair value of all options over their five year vesting periods and expenses the fair value of all share-based compensation granted over the requisite five year vesting periods. In the years ended September 30, 2014 and 2013, the Company recorded an expense of $44,000 and $53,000 respectively, relating to stock options and $36,000 and $54,000, respectively, relating to the restricted stock. The Company recognized approximately $32,000 and $44,000 of income tax benefits resulting from this expense in the years ended September 30, 2014 and 2013, respectively.

As of September 30, 2014 and 2013, there were 19,037 stock options and no shares of restricted stock in either year remaining available for future awards under the Plans. Stock options and restricted stock awarded under the Plans vest over five years, at the rate of 20% per year.

The following is a summary of the status of the Company’s non-vested restricted shares:

		Weighted Average
	Restricted	Grant Date Fair
	Shares	Value
Non-vested at September 30, 2012	28,255	$8.99
Vested	(15,584)	$9.74
Non-vested at September 30, 2013	12,771	$8.24
Vested	(4,265)	$8.20
Non-vested at September 30, 2014	8,506	$8.26

Expected future compensation expense relating to the 8,506 non-vested restricted shares outstanding at September 30, 2014 is $56,000 over a weighted average period of 2.0 years.

The following is a summary of stock option activity:

	Number	Weighted	Weighted Average
	of Stock	Average	Remaining Contractual
	Options	Exercise Price	Term
Balance at September 30, 2012	186,479	$9.56	6.2 years
Granted	—	$—	—
Balance at September 30, 2013	186,479	$9.56	5.2 years
Granted	—	—	—
Balance at September 30, 2014	186,479	$9.56	4.2 years
Exercisable at September 30, 2014	163,439	$9.77	2.4 years

Shares issued upon exercise of stock options will be issued from treasury stock or from previously unissued shares. As of September 30, 2014, the Company had 192,362 shares of treasury stock. Expected future compensation expense relating to non-vested options outstanding at September 30, 2014 is $84,000 over a weighted average period of 2.4 years.

At September 30, 2014 and 2013, the stock options outstanding had an intrinsic value of $623,000 and $27,000, respectively, and stock options exercisable had an intrinsic value of $111,000 and $10,000 at September 30, 2014 and 2013, respectively.